SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Nov. 30, 2019
Significant Accounting Policies [Abstract]
Schedule of Company and its subsidiaries at the end of the reporting period

These consolidated financial statements include the accounts of the Company and its subsidiaries at the end of the reporting period as follows:

	Incorporation	Percentage owned
		2019	2018
Liquid Media Group (Canada) Ltd. (“Liquid Canada”)	Canada	100%	100%
Companies owned by Liquid Canada:
Majesco Entertainment Company (“Majesco)	USA	51%	51%

Schedule of estimated useful lives of intangible assets
Video game catalogues	15 years
Brands	indefinite